Loss Per Common Share (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loss Per Common Share
Loss per common share
	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Weighted average number of common shares outstanding	7,003,599	7,003,599	7,003,599	6,819,771
Effect of dilutive securities:	-	-	-	-
Weighted average number of dilutive common shares outstanding	7,003,599	7,003,599	7,003,599	6,819,771

Basic and diluted loss per common share:
Continuing operations	$(0.33)	$(1.43)	$(0.67)	$(1.69)
Discontinued operations	-	-	-	-
Consolidated operations	$(0.33)	$(1.43)	$(0.67)	$(1.69)

	Six months ended December 31,		Year ended June 30,
	2022	2021 (unaudited)	2022 (As Restated)	2021
Weighted average number of common shares outstanding	7,003,599	6,458,143	6,637,471	3,189,602
Effect of dilutive securities:	-	-	-	-
Weighted average number of dilutive common shares outstanding	7,003,599	6,458,143	6,637,471	3,189,602

Basic and diluted loss per common share:
Continuing operations	($0.58)	($0.33)	($2.06)	($0.97)
Discontinued operations	$0.00	$0.00	$0.00	($0.18)
Consolidated operations	($0.58)	($0.33)	($2.06)	($1.15)